AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 22, 2016

1933 Act File No. 333-40455

1940 Act File No. 811-08495

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 199	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 200	☒

(Check appropriate box or boxes)

NATIONWIDE MUTUAL FUNDS

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1000 CONTINENTAL DRIVE, SUITE 400

KING OF PRUSSIA, PENNSYLVANIA 19406

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

Registrant’s Telephone Number, including Area Code: (610) 230-2800

Send Copies of Communications to:

ALLAN J. OSTER, ESQ. 1000 CONTINENTAL DRIVE, SUITE 400 KING OF PRUSSIA, PENNSYLVANIA 19406 (NAME AND ADDRESS OF AGENT FOR SERVICE)	PRUFESH R. MODERA, ESQ. STRADLEY RONON STEVENS & YOUNG, LLP 1250 CONNECTICUT AVENUE, N.W., SUITE 500 WASHINGTON, DC 20036

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	On [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

The purpose of Post-Effective Amendment Nos. 199/200 is to file certain risk/return information in an interactive data format using the eXtensible Business Reporting Language in connection with both the Registrant’s Post-Effective Amendment Nos. 197/198 and Post-Effective Amendments Nos. 198/199, respectively.

Post-Effective Amendment Nos. 197/198 was filed with the U.S. Securities and Exchange Commission (the “SEC”) on February 19, 2016, for effectiveness on February 29, 2016 (the “Effective Date”) in order to, among other things, update certain financial information in connection with the annual update Registration Statement for the Registrant’s investment companies as required by Rule 8b-16 under the Investment Company Act of 1940, as amended.

Post-Effective Amendment Nos. 198/199, including the Prospectus and Statement of Additional Information for the Nationwide Target Destination Funds, was filed with the SEC on February 26, 2016, also for effectiveness on the Effective Date, for the sole purpose of including the Class C Shares of the Nationwide Destination 2010 Fund, a series of the Registrant. The Class C Shares of the Nationwide Destination 2010 Fund were inadvertently omitted from the EDGAR submission in connection with Post-Effective Amendment Nos. 197/198. The risk/return summary disclosure with respect to the Class C Shares of the Nationwide Destination 2010 Fund, as contained in Post-Effective Nos. 198/199, is identical to such information as contained in Post-Effective Amendment Nos. 197/198.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Nationwide Mutual Funds (a Delaware Statutory Trust) certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Nos. 199/200 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Upper Merion, and Commonwealth of Pennsylvania, on this 22nd day of March, 2016.

NATIONWIDE MUTUAL FUNDS

BY:	/s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact for Registrant

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NOS. 199/200 TO THE REGISTRATION STATEMENT OF NATIONWIDE MUTUAL FUNDS HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 22ND DAY OF MARCH, 2016.

Signature & Title

Principal Executive Officer

/s/ Michael S. Spangler*
Michael S. Spangler, President and Chief Executive Officer

Principal Accounting and Financial Officer

/s/ Joseph Finelli*
Joseph Finelli, Treasurer and
Chief Financial Officer

Trustees

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Keith F. Karlawish*
Keith F. Karlawish, Trustee

/s/ Carol A. Kosel*
Carol A. Kosel, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ Lydia M. Marshall*
Lydia M. Marshall, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY:	/s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase